UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490
                                                      -------

                          Oppenheimer Equity Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
------------------------------------------------------------------------

                                               SHARES           VALUE
------------------------------------------------------------------------
------------------------------------------------------------------------
COMMON STOCKS -- 98.5%
------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.1%
------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Las Vegas Sands Corp. 1                       369,400   $  27,202,616
------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. 1                            109,100       7,778,830
------------------------------------------------------------------------
MEDIA -- 4.3%
Cinemark Holdings, Inc.                     1,016,807      13,004,962
------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1               393,400      13,828,010
------------------------------------------------------------------------
Liberty Global, Inc., Series A 1              389,600      13,277,568
------------------------------------------------------------------------
Liberty Global, Inc., Series C 1            1,224,673      39,777,379
------------------------------------------------------------------------
News Corp., Inc., Cl. A                     1,394,270      26,142,563
------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1    852,200       9,902,564
                                                        ----------------
                                                          115,933,046
------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
Abercrombie & Fitch Co., Cl. A                189,300      13,845,402
------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Polo Ralph Lauren Corp., Cl. A                433,700      25,280,373
------------------------------------------------------------------------
CONSUMER STAPLES -- 6.7%
------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.6%
Costco Wholesale Corp.                        436,750      28,375,648
------------------------------------------------------------------------
Sysco Corp.                                   504,800      14,649,296
                                                        ----------------
                                                           43,024,944
------------------------------------------------------------------------
FOOD PRODUCTS -- 3.1%
Cadbury Schweppes plc                       2,537,550      27,874,927
------------------------------------------------------------------------
ConAgra Foods, Inc.                         1,102,628      26,407,941
------------------------------------------------------------------------
Nestle SA                                      61,535      30,748,911
                                                        ----------------
                                                           85,031,779
------------------------------------------------------------------------
TOBACCO -- 2.0%
Altria Group, Inc.                            727,848      16,158,226
------------------------------------------------------------------------
Philip Morris International, Inc. 1           727,848      36,814,552
                                                        ----------------
                                                           52,972,778
------------------------------------------------------------------------
ENERGY -- 11.4%
------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Halliburton Co.                               646,078      25,410,248
------------------------------------------------------------------------
Schlumberger Ltd.                             306,350      26,652,450
------------------------------------------------------------------------
Smith International, Inc.                     248,860      15,984,278
------------------------------------------------------------------------
Transocean, Inc. 1                             64,200       8,679,840
                                                        ----------------
                                                           76,726,816
------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.6%
Devon Energy Corp.                            363,516      37,925,624
------------------------------------------------------------------------
Exxon Mobil Corp.                             821,300      69,465,554
------------------------------------------------------------------------
Marathon Oil Corp.                            282,870      12,898,872
------------------------------------------------------------------------
Murphy Oil Corp.                              408,907      33,587,621
------------------------------------------------------------------------
Occidental Petroleum Corp.                    388,700      28,441,179
------------------------------------------------------------------------
Range Resources Corp.                         314,450      19,951,853
------------------------------------------------------------------------
XTO Energy, Inc.                              460,975      28,515,914
                                                        ----------------
                                                          230,786,617
------------------------------------------------------------------------

                        1 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
---------------------------------------------------------------------------

                                                  SHARES           VALUE
---------------------------------------------------------------------------
FINANCIALS -- 15.3%
---------------------------------------------------------------------------
CAPITAL MARKETS -- 9.1%
Charles Schwab Corp. (The)                       470,100   $   8,851,983
---------------------------------------------------------------------------
Credit Suisse Group                              276,781      14,088,490
---------------------------------------------------------------------------
Credit Suisse Group, ADR                       1,361,180      69,256,838
---------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A             371,054       4,556,543
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  543,000      89,806,770
---------------------------------------------------------------------------
Northern Trust Corp.                             135,700       9,019,979
---------------------------------------------------------------------------
Och-Ziff Capital Management Group, Cl. A         418,050       8,779,050
---------------------------------------------------------------------------
T. Rowe Price Group, Inc.                        142,500       7,125,000
---------------------------------------------------------------------------
UBS AG                                         1,179,840      33,979,392
                                                           ----------------
                                                             245,464,045
---------------------------------------------------------------------------
CONSUMER FINANCE -- 1.6%
American Express Co.                             991,640      43,354,501
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.9%
Citigroup, Inc.                                1,226,840      26,278,913
---------------------------------------------------------------------------
CME Group, Inc.                                   54,600      25,612,860
                                                           ----------------
                                                              51,891,773
---------------------------------------------------------------------------
INSURANCE -- 2.2%
Everest Re Group Ltd.                            271,936      24,346,430
---------------------------------------------------------------------------
National Financial Partners Corp.                835,000      18,762,450
---------------------------------------------------------------------------
Prudential Financial, Inc.                       213,500      16,706,375
                                                           ----------------
                                                              59,815,255
---------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Jones Lang LaSalle, Inc.                         156,200      12,080,508
---------------------------------------------------------------------------
HEALTH CARE -- 10.4%
---------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
Celgene Corp. 1                                  251,289      15,401,503
---------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          408,710      21,060,826
                                                           ----------------
                                                              36,462,329
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Bard (C.R.), Inc.                                 91,100       8,782,040
---------------------------------------------------------------------------
Baxter International, Inc.                       209,000      12,084,380
---------------------------------------------------------------------------
St. Jude Medical, Inc. 1                         174,900       7,553,931
---------------------------------------------------------------------------
Stryker Corp.                                     93,500       6,082,175
                                                           ----------------
                                                              34,502,526
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc.                                      173,500       7,302,615
---------------------------------------------------------------------------
Express Scripts, Inc. 1                          259,300      16,678,176
---------------------------------------------------------------------------
Schein (Henry), Inc. 1                           223,300      12,817,420
---------------------------------------------------------------------------
WellPoint, Inc. 1                                284,780      12,567,341
                                                           ----------------
                                                              49,365,552
---------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Covance, Inc. 1                                  118,600       9,840,242
---------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                 390,600      22,201,704
                                                           ----------------
                                                              32,041,946
---------------------------------------------------------------------------

                        2 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
-------------------------------------------------------------------------------

                                                      SHARES           VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.8%
Allergan, Inc.                                       181,400   $  10,229,146
-------------------------------------------------------------------------------
Johnson & Johnson                                    801,730      52,008,225
-------------------------------------------------------------------------------
Merck & Co., Inc.                                    302,800      11,491,260
-------------------------------------------------------------------------------
Novartis AG, ADR                                     135,705       6,952,167
-------------------------------------------------------------------------------
Roche Holding AG                                     129,166      24,308,857
-------------------------------------------------------------------------------
Schering-Plough Corp.                                849,710      12,244,321
-------------------------------------------------------------------------------
Shire plc                                            587,418      11,349,186
                                                               ----------------
                                                                 128,583,162
-------------------------------------------------------------------------------
INDUSTRIALS -- 9.9%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.7%
General Dynamics Corp.                               243,000      20,258,910
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                138,200      13,723,260
-------------------------------------------------------------------------------
Precision Castparts Corp.                            133,200      13,597,056
-------------------------------------------------------------------------------
United Technologies Corp.                            350,900      24,148,938
                                                               ----------------
                                                                  71,728,164
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
Expeditors International of Washington, Inc.          81,900       3,700,242
-------------------------------------------------------------------------------
AIRLINES -- 0.2%
Ryanair Holdings Ltd. plc, Sponsored ADR 1           224,000       6,334,720
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Corporate Executive Board Co. (The)                   88,400       3,578,432
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.8%
ABB Ltd.                                             793,392      21,365,266
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.6%
McDermott International, Inc. 1                      238,300      13,063,606
-------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                            522,500      56,921,150
                                                               ----------------
                                                                  69,984,756
-------------------------------------------------------------------------------
MACHINERY -- 2.6%
Deere & Co.                                          166,126      13,363,175
-------------------------------------------------------------------------------
Navistar International Corp. 1                       946,910      56,956,637
                                                               ----------------
                                                                  70,319,812
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Aircastle Ltd.                                       850,700       9,570,375
-------------------------------------------------------------------------------
Fastenal Co.                                         180,630       8,296,336
                                                               ----------------
                                                                  17,866,711
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.3%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 5.0%
Cisco Systems, Inc. 1                              1,866,873      44,972,971
-------------------------------------------------------------------------------
Corning, Inc.                                      1,012,300      24,335,692
-------------------------------------------------------------------------------
F5 Networks, Inc. 1                                  326,500       5,932,505
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                       532,400      21,828,400
-------------------------------------------------------------------------------
Research in Motion Ltd. 1                            325,300      36,508,419
                                                               ----------------
                                                                 133,577,987
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple, Inc. 1                                        234,400      33,636,400
-------------------------------------------------------------------------------
EMC Corp. 1                                        1,436,800      20,603,712
-------------------------------------------------------------------------------
NetApp, Inc. 1                                       467,760       9,378,588
-------------------------------------------------------------------------------

                        3 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
-------------------------------------------------------------------------------

                                                      SHARES           VALUE
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Sun Microsystems, Inc. 1                           2,040,865   $  31,694,633
                                                               ----------------
                                                                  95,313,333
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.5%
eBay, Inc. 1                                         736,400      21,974,176
-------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 99,400      43,782,718
                                                               ----------------
                                                                  65,756,894
-------------------------------------------------------------------------------
IT SERVICES -- 2.6%
Affiliated Computer Services, Inc., Cl. A 1          523,820      26,248,620
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1               530,100      15,282,783
-------------------------------------------------------------------------------
MasterCard, Inc., Cl. A                               76,100      16,969,539
-------------------------------------------------------------------------------
Visa, Inc., Cl. A. 1                                 199,360      12,432,090
                                                               ----------------
                                                                  70,933,032
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%
ASML Holding NV 1                                  2,530,022      62,769,846
-------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                              524,384      10,104,880
-------------------------------------------------------------------------------
Lam Research Corp. 1                                 924,182      35,322,236
-------------------------------------------------------------------------------
Microchip Technology, Inc.                           313,900      10,273,947
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1    627,869      17,674,512
                                                               ----------------
                                                                 136,145,421
-------------------------------------------------------------------------------
SOFTWARE -- 2.6%
Adobe Systems, Inc. 1                                528,254      18,800,560
-------------------------------------------------------------------------------
Autodesk, Inc. 1                                     469,289      14,773,218
-------------------------------------------------------------------------------
Microsoft Corp.                                      704,700      19,999,386
-------------------------------------------------------------------------------
Nuance Communications, Inc. 1                        348,020       6,059,028
-------------------------------------------------------------------------------
Salesforce.com, Inc. 1                               178,100      10,306,647
                                                               ----------------
                                                                  69,938,839
-------------------------------------------------------------------------------
MATERIALS -- 7.9%
-------------------------------------------------------------------------------
CHEMICALS -- 6.9%
BASF SE, Sponsored ADR                               212,616      28,681,898
-------------------------------------------------------------------------------
Eastman Chemical Co.                                 533,600      33,323,320
-------------------------------------------------------------------------------
FMC Corp.                                            293,130      16,265,784
-------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 473,320      26,273,993
-------------------------------------------------------------------------------
Monsanto Co.                                         410,095      45,725,593
-------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                    43,500       6,751,635
-------------------------------------------------------------------------------
Praxair, Inc.                                        335,000      28,217,050
                                                               ----------------
                                                                 185,239,273
-------------------------------------------------------------------------------
METALS & MINING -- 1.0%
Carpenter Technology Corp.                           464,858      26,018,102
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.4%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
AT&T, Inc.                                         1,419,350      54,361,105
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
America Movil SAB de CV, ADR, Series L               335,050      21,339,335
-------------------------------------------------------------------------------
Crown Castle International Corp. 1                   593,000      20,452,570
-------------------------------------------------------------------------------
NII Holdings, Inc. 1                                 407,300      12,943,994
-------------------------------------------------------------------------------

                        4 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
-------------------------------------------------------------------------------

                                                                                         SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.                                                                   1,532,164    $     10,250,177
                                                                                                   --------------------
                                                                                                         64,986,076
-----------------------------------------------------------------------------------------------------------------------
UTILITIES -- 4.1%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.1%
Exelon Corp.                                                                            719,265          58,454,667
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                       759,386          52,109,063
                                                                                                   --------------------
                                                                                                        110,563,730
                                                                                                   --------------------
Total Common Stocks (Cost $2,468,469,337)                                                             2,649,856,693

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.7%
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 2,3 (Cost $44,650,656)                                                         44,650,656          44,650,656
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,513,119,993)                                         100.2%      2,694,507,349

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (0.2)         (4,171,649)

                                                                                     ----------------------------------

NET ASSETS                                                                                100.0%   $  2,690,335,700
                                                                                     ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2008.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS          GROSS           SHARES
                                                     DECEMBER 31, 2007     ADDITIONS     REDUCTIONS   MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          57,317,158   224,545,421    237,211,923       44,650,656

                                                                                                            DIVIDEND
                                                                                              VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $ 44,650,656        $ 522,402

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                  INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                      SECURITIES      INSTRUMENTS*
-------------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $ 2,644,460,184   $            --
Level 2 - Other Significant Observable Inputs         50,047,165                --
Level 3 - Significant Unobservable Inputs                     --                --
                                                 ------------------------------------

    TOTAL                                        $ 2,694,507,349   $            --
                                                 ====================================

                        5 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
--------------------------------------------------------------------------------

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                        6 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   March 31, 2008  / Uanudited
--------------------------------------------------------------------------------

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 2,545,112,026
                                  ===============

Gross unrealized appreciation     $   336,933,848
Gross unrealized depreciation        (187,538,525)
                                  ---------------
Net unrealized appreciation       $   149,395,323
                                  ===============


                        7 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V.Murphy
      Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/14/2008